Results for the year - Income taxes and deferred income taxes - Income taxes expensed (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Current tax on profit for the year	kr 17,829	kr 13,871	kr 11,557
Deferred tax on profit for the year	(3,806)	(1,528)	1,105
Tax on profit for the year	14,023	12,343	12,662
Current tax adjustments recognised for prior years	339	(603)	(563)
Deferred tax adjustments recognised for prior years	(825)	(417)	(1,107)
Income taxes in the income statement	13,537	11,323	10,992
Tax on other comprehensive income for the year, (income)/expense	kr 889	kr (1,005)	kr 577